Principal accounting policies - Investments in an equity investee (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Principal accounting policies
Impairment loss on equity method investments	$ 0	$ 0	$ 0